Document And Entity Information	Feb. 04, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	SNAP INC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001564408
Document Period End Date	Feb. 04, 2020
Entity Emerging Growth Company	false
Entity File Number	001-38017
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5452795
Entity Address, Address Line One	2772 Donald Douglas Loop North
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	(310)
Local Phone Number	399-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SNAP
Name of each exchange on which registered	NYSE